Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Cash and equivalents	$ 4,565	$ 5,443
Marketable securities and short-term investments	1,633	1,325
Receivables, net	10,061	11,078
Inventories, net	4,757	5,376
Prepaid expenses	225	218
Deferred taxes	881	902
Other current assets	638	644
Total current assets	22,760	24,986
Property, plant and equipment, net	5,276	5,652
Goodwill	9,671	10,053
Other intangible assets, net	2,337	2,702
Prepaid pension and other employee benefits	68	70
Investments in equity-accounted companies	178	177
Deferred taxes	423	511
Other non-current assets	643	701
Total assets	41,356	44,852
Accounts payable, trade	4,342	4,765
Billings in excess of sales	1,375	1,455
Short-term debt and current maturities of long-term debt	1,454	353
Advances from customers	1,598	1,624
Deferred taxes	249	289
Provisions for warranties	1,089	1,148
Other provisions	1,920	1,689
Other current liabilities	3,817	4,257
Total current liabilities	15,844	15,580
Long-term debt	5,985	7,312
Pension and other employee benefits	1,924	2,394
Deferred taxes	965	1,165
Other non-current liabilities	1,650	1,586
Total liabilities	$ 26,368	$ 28,037
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 issued shares at December 31, 2015 and 2014)	$ 1,444	$ 1,777
Retained earnings	20,476	19,939
Accumulated other comprehensive loss	(4,858)	(4,241)
Treasury stock, at cost (123,118,123 and 55,843,639 shares at December 31, 2015 and 2014, respectively)	(2,581)	(1,206)
Total ABB stockholders' equity	14,481	16,269
Noncontrolling interests	507	546
Total stockholders' equity	14,988	16,815
Total liabilities and stockholders' equity	$ 41,356	$ 44,852